Acquisitions (Narrative) (Details) $ in Thousands, DKK in Millions			1 Months Ended		6 Months Ended		12 Months Ended
	Jun. 28, 2016 USD ($)	Jun. 28, 2016 DKK	Nov. 30, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($) acquisition	Dec. 31, 2014 USD ($)
Business Acquisition [Line Items]
Purchase adjustments							$ 316	$ 1,656
Weighted average amortization period for intangible assets							10 years 7 months 24 days
Number of acquisitions | acquisition								3
Cash paid for acquisitions, net of cash acquired							$ 90,490	$ 66,930	$ 160,436
Minimum
Business Acquisition [Line Items]
Discount rate used for analysis of future milestones							2.20%
Maximum
Business Acquisition [Line Items]
Discount rate used for analysis of future milestones							7.70%
Exiqon
Business Acquisition [Line Items]
Cash consideration	$ 95,200	DKK 627.4
Percent of outstanding common shares held	94.52%	94.52%
Fair value of remaining shares	$ 5,519
Business combination step acquisition equity interest in acquiree					$ 5,500
Equity interest in acquiree					100.00%	100.00%	100.00%
Business acquisition, transaction costs					$ 6,300	$ 6,300	$ 6,300
Increase in developed technology price allocation					9,400	9,400	9,400
Increase in deferred tax asset on tax loss carry forwards price allocation					9,200	9,200	9,200
Decrease in customer relationships					(2,800)	(2,800)	(2,800)
Increase of long-term deferred tax liability					(1,200)	(1,200)	(1,200)
Increase of prepaid expenses and other current assets					400	400	400
Increase of other opening balance sheet liabilities					(300)	(300)	(300)
Purchase adjustments						(14,700)
Weighted average amortization period for intangible assets	11 years 1 month 6 days	11 years 1 month 6 days
2015 Acquisitions
Business Acquisition [Line Items]
Cash paid for acquisitions, net of cash acquired			$ 66,900
Enzymatics
Business Acquisition [Line Items]
Cash consideration				$ 114,224
Purchase adjustments							2,400
Weighted average amortization period for intangible assets				11 years 1 month 18 days
Products used in sequence workflows, percent				80.00%
Purchase consideration adjustment							2,100
Long-term deferred tax liability adjustment							400
Other opening balance sheet adjustments							100
Fair value of contingent consideration				$ 13,600
Additional contingent cash payments					$ 17,000	$ 17,000	$ 17,000
Enzymatics | Minimum
Business Acquisition [Line Items]
Discount rate used for analysis of future milestones							0.70%
Enzymatics | Maximum
Business Acquisition [Line Items]
Discount rate used for analysis of future milestones							2.20%
Series of individually immaterial business acquisitions
Business Acquisition [Line Items]
Cash paid for acquisitions, net of cash acquired									$ 47,400
Marseille
Business Acquisition [Line Items]
Percent of outstanding common shares held				90.27%				97.22%	90.27%
Business combination step acquisition equity interest in acquiree								$ 8,000	$ 300
Restricted cash for remaining shares in relation to the tender offer								$ 2,500
Ownership percentage					100.00%	100.00%	100.00%